Vanguard U.S. Momentum Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (4.4%)
Southern Copper Corp.	6,739	481
Dow Inc.	4,927	292
Westlake Chemical Corp.	3,356	287
Worthington Industries Inc.	3,571	228
Steel Dynamics Inc.	4,972	207
Timken Co.	2,561	201
Huntsman Corp.	6,062	165
* Freeport-McMoRan Inc.	4,689	159
Chemours Co.	6,107	144
US Silica Holdings Inc.	10,652	142
* Rayonier Advanced Materials Inc.	13,061	121
Cleveland-Cliffs Inc.	9,035	120
Eastman Chemical Co.	1,063	116
Tronox Holdings plc Class A	6,096	112
* Energy Fuels Inc.	20,196	105
Newmont Corp.	1,823	99
Mosaic Co.	3,213	94
Rexnord Corp.	2,040	92
Schnitzer Steel Industries Inc.	2,641	91
* Amyris Inc.	6,588	91
Albemarle Corp.	574	90
Hecla Mining Co.	13,485	88
Scotts Miracle -Gro Co.	375	80
* Uranium Energy Corp.	34,741	74
* Kraton Corp.	1,818	68
* Clearwater Paper Corp.	1,856	65
* Century Aluminum Co.	4,579	63
Trinseo SA	969	63
* Coeur Mining Inc.	6,201	56
Celanese Corp. Class A	381	53
United States Steel Corp.	3,103	51
Olin Corp.	1,046	32
		4,130
Consumer Discretionary (20.0%)
* Tesla Inc.	1,579	1,067
Target Corp.	4,045	742
* Spotify Technology SA	1,843	567
* Uber Technologies Inc.	9,394	486
Activision Blizzard Inc.	5,012	479
NIKE Inc. Class B	3,504	472
General Motors Co.	8,009	411
Lowe's Cos. Inc.	2,569	410
Amerco	566	325
* Digital Turbine Inc.	3,842	317

* Penn National Gaming Inc.	2,581	299
* Caesars Entertainment Inc.	3,047	285
* Amazon.com Inc.	89	275
* Etsy Inc.	1,193	263
* Chipotle Mexican Grill Inc. Class A	171	247
* Carvana Co. Class A	791	224
* Lululemon Athletica Inc.	719	224
Dollar General Corp.	1,182	223
* Take-Two Interactive Software Inc.	1,157	213
Walmart Inc.	1,625	211
* L Brands Inc.	3,862	211
Lear Corp.	1,171	194
* Capri Holdings Ltd.	3,871	181
RCI Hospitality Holdings Inc.	2,775	178
* Trade Desk Inc. Class A	216	174
* Gentherm Inc.	2,336	165
Qurate Retail Group Inc. QVC Group Class A	12,838	159
Citi Trends Inc.	2,045	159
* Rh	324	159
eBay Inc.	2,785	157
* Peloton Interactive Inc. Class A	1,302	157
* Copart Inc.	1,436	157
* AutoNation Inc.	2,065	155
Churchill Downs Inc.	656	151
* Crocs Inc.	1,949	150
* At Home Group Inc.	5,887	148
* Purple Innovation Inc. Class A	3,960	146
Lithia Motors Inc. Class A	386	144
* Chegg Inc.	1,455	140
* Avis Budget Group Inc.	2,506	139
* Lovesac Co.	2,412	139
* BJ's Restaurants Inc.	2,446	136
Brinker International Inc.	1,917	131
* SiteOne Landscape Supply Inc.	814	129
* VOXX International Corp.	6,027	125
* Netflix Inc.	230	124
Fortune Brands Home & Security Inc.	1,465	122
* Signet Jewelers Ltd.	2,417	120
* Wayfair Inc.	415	120
* Michaels Cos. Inc.	7,971	120
* Scientific Games Corp.	2,509	117
* Deckers Outdoor Corp.	353	115
* Clean Energy Fuels Corp.	8,806	115
Williams-Sonoma Inc.	824	108
* MercadoLibre Inc.	66	108
* Tupperware Brands Corp.	3,517	108
Thor Industries Inc.	910	107
* Five Below Inc.	564	105
Bally's Corp.	1,760	105
Tempur Sealy International Inc.	3,120	104
* Mattel Inc.	5,141	104
* National Vision Holdings Inc.	2,178	103
* Stitch Fix Inc. Class A	1,347	103
* Container Store Group Inc.	6,671	102
* YETI Holdings Inc.	1,459	100
* Turtle Beach Corp.	3,288	98
Estee Lauder Cos. Inc. Class A	343	98

Haverty Furniture Cos. Inc.	2,615	95
* Dana Inc.	3,969	95
Dick's Sporting Goods Inc.	1,320	94
* Floor & Decor Holdings Inc. Class A	981	93
* Lumber Liquidators Holdings Inc.	3,759	93
Toll Brothers Inc.	1,738	93
* Stamps.com Inc.	508	92
* Aptiv plc	610	91
* Hibbett Sports Inc.	1,415	91
* Nautilus Inc.	4,853	89
* MarineMax Inc.	1,980	88
* Gap Inc.	3,360	84
* Lands' End Inc.	2,486	82
Big Lots Inc.	1,292	82
* Monarch Casino & Resort Inc.	1,208	82
Hanesbrands Inc.	4,617	82
* Century Communities Inc.	1,466	81
Bed Bath & Beyond Inc.	2,950	79
* Liquidity Services Inc.	5,015	78
* Lakeland Industries Inc.	2,479	78
Rush Enterprises Inc. Class A	1,823	77
Sonic Automotive Inc. Class A	1,674	77
* Golden Entertainment Inc.	3,262	77
* Everi Holdings Inc.	5,077	77
Camping World Holdings Inc. Class A	2,441	76
* XPEL Inc.	1,525	74
* MasterCraft Boat Holdings Inc.	2,801	72
* Fossil Group Inc.	4,710	71
* Sleep Number Corp.	516	71
Winnebago Industries Inc.	974	68
Home Depot Inc.	261	67
* Walt Disney Co.	347	66
* Cooper-Standard Holdings Inc.	1,779	64
* El Pollo Loco Holdings Inc.	3,452	63
* BJ's Wholesale Club Holdings Inc.	1,535	62
* Malibu Boats Inc. Class A	827	62
ODP Corp.	1,607	62
Wingstop Inc.	448	61
* iRobot Corp.	491	61
Lennar Corp. Class A	718	60
Franchise Group Inc.	1,669	59
* Fox Factory Holding Corp.	450	57
* Green Brick Partners Inc.	2,886	57
KB Home	1,391	56
* Cardlytics Inc.	423	56
Costco Wholesale Corp.	165	55
Pool Corp.	158	53
News Corp. Class A	2,209	52
* CarParts.com Inc.	2,869	51
Kontoor Brands Inc.	1,186	50
* M/I Homes Inc.	973	49
Best Buy Co. Inc.	479	48
* Taylor Morrison Home Corp. Class A	1,707	47
* Boot Barn Holdings Inc.	761	46
Tractor Supply Co.	289	46
* Duluth Holdings Inc.	3,243	45
Group 1 Automotive Inc.	286	44

* LGI Homes Inc.	396	43
Papa John's International Inc.	478	43
* GoPro Inc. Class A	5,392	41
Johnson Outdoors Inc. Class A	330	40
Rent-A-Center Inc.	674	39
* Sonos Inc.	992	39
* Adient plc	1,017	38
* Tri Pointe Homes Inc.	1,863	35
Buckle Inc.	854	33
* Meritage Homes Corp.	386	33
Acushnet Holdings Corp.	757	32
Carriage Services Inc. Class A	927	31
DR Horton Inc.	389	30
PriceSmart Inc.	309	30
Yum China Holdings Inc.	493	30
Abercrombie & Fitch Co.	1,003	27
* 1-800-Flowers.com Inc. Class A	890	25
* RealReal Inc.	949	24
Murphy USA Inc.	192	24
American Eagle Outfitters Inc.	887	23
Callaway Golf Co.	813	23
ViacomCBS Inc. Class B	346	22
Guess? Inc.	799	20
* Akoustis Technologies Inc.	1,202	17
Dolby Laboratories Inc. Class A	159	16
		18,769
Consumer Staples (2.0%)
* Celsius Holdings Inc.	3,576	213
* GrowGeneration Corp.	3,436	157
Corteva Inc.	3,364	152
* Darling Ingredients Inc.	2,304	145
* Freshpet Inc.	924	144
* Boston Beer Co. Inc. Class A	128	132
WD-40 Co.	416	130
* Monster Beverage Corp.	1,278	112
* Veru Inc.	7,426	103
Medifast Inc.	401	101
* Helen of Troy Ltd.	382	83
* United Natural Foods Inc.	3,107	82
AmerisourceBergen Corp. Class A	522	53
* Hain Celestial Group Inc.	1,233	52
Turning Point Brands Inc.	907	45
Bunge Ltd.	445	34
* Simply Good Foods Co.	995	29
PetMed Express Inc.	804	28
B&G Foods Inc.	908	27
* Beyond Meat Inc.	171	25
* NewAge Inc.	9,451	25
Spectrum Brands Holdings Inc	239	18
		1,890
Energy (2.7%)
* Enphase Energy Inc.	1,618	285
* SolarEdge Technologies Inc.	837	250
* Plug Power Inc.	4,827	233
* FuelCell Energy Inc.	11,434	194
* EQT Corp.	7,992	142

* Renewable Energy Group Inc.	1,769	138
* Antero Resources Corp.	13,633	123
Liberty Oilfield Services Inc. Class A	9,949	116
* First Solar Inc.	1,217	99
* SunPower Corp.	2,579	90
DMC Global Inc	1,386	87
* Ameresco Inc. Class A	1,445	82
* American Superconductor Corp.	3,337	79
* CNX Resources Corp.	6,165	78
Antero Midstream Corp.	8,557	75
* Range Resources Corp.	7,529	73
Arcosa Inc.	1,081	61
* Green Plains Inc.	2,365	60
* Southwestern Energy Co.	14,533	59
SM Energy Co.	3,629	50
* TPI Composites Inc.	995	47
* Matador Resources Co.	1,562	33
* Golar LNG Ltd.	2,397	27
		2,481
Financials (6.0%)
* SVB Financial Group	607	307
Charles Schwab Corp.	4,492	277
MSCI Inc. Class A	629	261
BlackRock Inc.	322	224
* Silvergate Capital Corp. Class A	1,528	195
BankUnited Inc.	4,263	171
Morgan Stanley	2,158	166
Pinnacle Financial Partners Inc.	2,026	164
Ally Financial Inc.	3,960	164
* eXp World Holdings Inc.	2,704	163
T. Rowe Price Group Inc.	995	161
Bank OZK	3,870	160
* Triumph Bancorp Inc.	1,907	146
Live Oak Bancshares Inc.	2,645	146
* Enova International Inc.	4,609	141
OneMain Holdings Inc	2,944	138
Brown & Brown Inc.	3,008	138
S&P Global Inc.	414	136
Moody's Corp.	465	128
Erie Indemnity Co. Class A	524	127
* Texas Capital Bancshares Inc.	1,563	119
MarketAxess Holdings Inc.	211	117
Cohen & Steers Inc.	1,549	100
Cadence BanCorp Class A	4,780	98
East West Bancorp Inc.	1,330	96
Western Alliance Bancorp	1,030	94
Ares Management Corp. Class A	1,701	88
* Mr Cooper Group Inc.	2,690	85
First Citizens BancShares Inc. Class A	112	83
First Republic Bank	486	80
Goosehead Insurance Inc. Class A	602	78
Brightsphere Investment Group Inc.	4,069	74
Goldman Sachs Group Inc.	221	71
* Trupanion Inc.	716	69
* Bancorp Inc.	3,174	64
* MoneyGram International Inc.	9,329	62
Morningstar Inc.	274	61

	Kinsale Capital Group Inc.	346	61
	PennyMac Financial Services Inc.	995	59
	Arthur J Gallagher & Co.	491	59
	Discover Financial Services	560	53
	Hamilton Lane Inc. Class A	568	51
*	World Acceptance Corp.	391	49
	PJT Partners Inc.	645	45
	Intercontinental Exchange Inc.	404	45
*	Cannae Holdings Inc.	1,090	41
	Curo Group Holdings Corp.	2,500	36
	B Riley Financial Inc.	515	34
	Virtus Investment Partners Inc.	134	34
*	Palomar Holdings Inc.	294	25
	Artisan Partners Asset Management Inc. Class A	471	22
	Walker & Dunlop Inc.	167	17
			5,583
Health Care (19.3%)
*	IDEXX Laboratories Inc.	1,407	732
*	Veeva Systems Inc. Class A	2,190	613
	Agilent Technologies Inc.	4,565	557
	Thermo Fisher Scientific Inc.	838	377
	Danaher Corp.	1,306	287
*	Horizon Therapeutics plc	2,804	255
*	Natera Inc.	2,002	232
*	Moderna Inc.	1,458	226
*	Ultragenyx Pharmaceutical Inc.	1,492	211
*	Mirati Therapeutics Inc.	1,007	202
*	Repligen Corp.	891	189
*	Acadia Healthcare Co. Inc.	3,396	188
*	Cassava Sciences Inc.	3,845	187
*	OptimizeRx Corp.	3,461	184
*	Bridgebio Pharma Inc.	2,580	182
*	Avid Bioservices Inc.	8,552	176
*,^	NantKwest Inc.	5,408	176
*	Novavax Inc.	748	173
*	Surgery Partners Inc.	4,264	168
*	Fate Therapeutics Inc.	1,825	164
*	Fulgent Genetics Inc.	1,615	164
*	Intuitive Surgical Inc.	219	161
*	Select Medical Holdings Corp.	5,054	160
*	TG Therapeutics Inc.	3,532	155
	Owens & Minor Inc.	4,448	151
*	Acceleron Pharma Inc.	1,110	151
*	Seagen Inc.	995	150
*	DaVita Inc.	1,470	150
*	HCA Healthcare Inc.	865	149
*	iRhythm Technologies Inc.	902	145
*	Blueprint Medicines Corp.	1,365	134
*	Ocular Therapeutix Inc.	7,102	130
*	Inspire Medical Systems Inc.	557	130
*	Five Prime Therapeutics Inc.	5,790	129
*	Amedisys Inc.	490	124
*	10X Genomics Inc. Class A	692	123
*	Scholar Rock Holding Corp.	2,275	123
*	Retractable Technologies Inc.	7,763	122
*	DermTech Inc.	1,814	121
*	Pacific Biosciences of California Inc.	3,888	119

* Intra-Cellular Therapies Inc.	3,354	119
* Guardant Health Inc.	806	119
* Insulet Corp.	455	118
* Twist Bioscience Corp.	837	115
* Halozyme Therapeutics Inc.	2,534	115
* MannKind Corp.	19,896	114
Eli Lilly and Co.	552	113
Bio-Techne Corp.	310	112
* Rigel Pharmaceuticals Inc.	26,609	110
* Nevro Corp.	666	110
* Denali Therapeutics Inc.	1,515	109
* Castle Biosciences Inc.	1,409	107
* Solid Biosciences Inc.	13,392	107
* Arrowhead Pharmaceuticals Inc.	1,334	106
* Iovance Biotherapeutics Inc.	2,844	106
* NeoGenomics Inc.	2,065	105
* R1 RCM Inc.	3,672	102
* Amicus Therapeutics Inc.	8,248	101
* Chimerix Inc.	10,206	100
* Catalent Inc.	875	100
* BioCryst Pharmaceuticals Inc.	9,187	99
* Kodiak Sciences Inc.	754	97
* Inovalon Holdings Inc. Class A	3,954	97
* GenMark Diagnostics Inc.	4,966	97
* ChemoCentryx Inc.	1,428	97
* Tenet Healthcare Corp.	1,840	94
* BioLife Solutions Inc.	2,388	94
* Sage Therapeutics Inc.	1,092	93
* SpringWorks Therapeutics Inc.	1,073	92
* Novocure Ltd.	618	92
* Adaptive Biotechnologies Corp.	1,573	89
* Cymabay Therapeutics Inc.	18,364	88
* Aspira Women's Health Inc.	12,609	87
* Corcept Therapeutics Inc.	3,453	87
* Affimed NV	15,225	86
* Syndax Pharmaceuticals Inc.	3,518	86
* Align Technology Inc.	151	86
* Anavex Life Sciences Corp.	6,504	85
* CareDx Inc.	1,060	84
* Edwards Lifesciences Corp.	1,007	84
* Beam Therapeutics Inc.	935	83
* Replimune Group Inc.	2,381	82
* TCR2 Therapeutics Inc.	3,099	82
* Biohaven Pharmaceutical Holding Co. Ltd.	964	82
* Stoke Therapeutics Inc.	1,363	82
* ViewRay Inc.	18,688	82
* Quidel Corp.	491	81
* Precigen Inc.	9,531	80
* Sutro Biopharma Inc.	3,610	80
* Pennant Group Inc.	1,507	80
* Alphatec Holdings Inc.	4,953	80
* Quanterix Corp.	1,040	79
* Seres Therapeutics Inc.	4,125	79
* Kura Oncology Inc.	2,784	78
* Tandem Diabetes Care Inc.	793	76
* Rocket Pharmaceuticals Inc.	1,349	75
* AdaptHealth Corp. Class A	2,425	75

* OPKO Health Inc.	16,557	75
* Phreesia Inc.	1,199	73
* Arcus Biosciences Inc.	2,079	73
* Masimo Corp.	292	73
* ImmunoGen Inc.	8,364	73
* Morphic Holding Inc.	2,020	73
* Revance Therapeutics Inc.	2,763	73
* IGM Biosciences Inc.	827	72
* ModivCare Inc.	552	71
* AtriCure Inc.	1,083	71
* Exact Sciences Corp.	518	71
* Chinook Therapeutics Inc.	4,254	70
* Arvinas Inc.	897	70
* Spero Therapeutics Inc.	3,859	70
* Shockwave Medical Inc.	600	70
* Veracyte Inc.	1,203	70
* Chembio Diagnostics Inc.	12,519	70
* LHC Group Inc.	382	69
* Intellia Therapeutics Inc.	1,139	69
* NanoString Technologies Inc.	970	68
* Allakos Inc.	544	66
* Ontrak Inc.	1,107	65
* STAAR Surgical Co.	612	64
* Personalis Inc.	2,045	63
* Penumbra Inc.	217	62
West Pharmaceutical Services Inc.	219	61
* Frequency Therapeutics Inc.	1,208	59
* Invitae Corp.	1,479	59
* Teladoc Health Inc.	266	59
* Sangamo Therapeutics Inc.	5,055	58
* Meridian Bioscience Inc.	2,754	58
* Evolent Health Inc. Class A	2,769	56
* AVEO Pharmaceuticals Inc.	6,575	54
* Editas Medicine Inc. Class A	1,204	53
* Turning Point Therapeutics Inc.	443	52
* Community Health Systems Inc.	6,093	52
* Avantor Inc.	1,839	51
* Syros Pharmaceuticals Inc.	6,031	51
* Immunic Inc.	3,066	49
* United Therapeutics Corp.	292	49
* Krystal Biotech Inc.	618	49
* Arcturus Therapeutics Holdings Inc.	914	48
* Medpace Holdings Inc.	296	48
Ensign Group Inc.	586	48
* Translate Bio Inc.	1,996	47
* RadNet Inc.	2,458	45
* Bio-Rad Laboratories Inc. Class A	76	44
* Vericel Corp	919	44
* Lexicon Pharmaceuticals Inc.	6,028	43
* Atara Biotherapeutics Inc.	2,539	43
* ABIOMED Inc.	131	43
* Charles River Laboratories International Inc.	148	42
* Travere Therapeutics Inc.	1,371	42
* NGM Biopharmaceuticals Inc.	1,466	39
Abbott Laboratories	325	39
* Karuna Therapeutics Inc.	306	38
* Arena Pharmaceuticals Inc.	468	38

* Insmed Inc.	1,051	38
* Rhythm Pharmaceuticals Inc.	1,450	38
STERIS plc	212	37
Zoetis Inc.	238	37
* Addus HomeCare Corp.	339	36
ResMed Inc.	189	36
Invacare Corp.	3,981	36
* Albireo Pharma Inc.	1,032	36
* VBI Vaccines Inc.	10,620	36
* Cardiovascular Systems Inc.	825	34
* Axsome Therapeutics Inc.	503	34
* Omnicell Inc.	266	34
* AngioDynamics Inc.	1,552	33
* Paratek Pharmaceuticals Inc.	4,341	32
* Xencor Inc.	659	32
* Emergent BioSolutions Inc.	338	32
* Bioxcel Therapeutics Inc.	605	32
* Option Care Health Inc.	1,689	32
* Avanos Medical Inc.	702	32
* Akero Therapeutics Inc.	1,006	31
Humana Inc.	79	30
* Neogen Corp.	352	29
* Cytokinetics Inc.	1,412	26
* AcelRx Pharmaceuticals Inc.	13,927	26
* Agenus Inc.	6,196	25
* Codexis Inc.	1,120	25
* Accuray Inc.	4,707	23
* Provention Bio Inc.	1,759	22
* Protagonist Therapeutics Inc.	878	21
* Syneos Health Inc.	260	20
* Marinus Pharmaceuticals Inc.	1,319	20
* PTC Therapeutics Inc.	346	20
* AnaptysBio Inc.	685	20
* Axonics Modulation Technologies Inc.	385	19
* RAPT Therapeutics Inc.	984	18
* Heska Corp.	93	18
* Xeris Pharmaceuticals Inc.	3,128	17
* Y-mAbs Therapeutics Inc.	467	16
* Immunovant Inc.	1,012	16
* Aquestive Therapeutics Inc.	2,792	13
* Ardelyx Inc.	92	1
		18,046
Industrials (17.8%)
Deere & Co.	2,877	1,004
* Square Inc.	3,807	876
* PayPal Holdings Inc.	3,325	864
FedEx Corp.	2,614	665
DuPont de Nemours Inc.	9,017	634
Eaton Corp. plc	4,828	629
Cummins Inc.	1,866	472
Caterpillar Inc.	2,051	443
Eagle Materials Inc.	3,272	410
Lincoln Electric Holdings Inc.	3,077	363
* Generac Holdings Inc.	1,018	335
Graco Inc.	4,557	316
United Parcel Service Inc. Class B	1,859	293
Toro Co.	2,602	262

Pentair plc	4,588	257
Johnson Controls International plc	4,521	252
Norfolk Southern Corp.	900	227
* Trex Co. Inc.	2,307	211
Quanta Services Inc.	2,410	202
Maxar Technologies Inc.	3,904	187
* Bill.com Holdings Inc.	1,063	175
EnPro Industries Inc.	2,141	172
Valmont Industries Inc.	690	163
Shyft Group Inc.	4,655	153
Kronos Worldwide Inc.	10,457	151
AGCO Corp.	1,146	148
* Herc Holdings Inc.	1,515	133
* TopBuild Corp.	674	128
Greenbrier Cos. Inc.	2,702	127
* XPO Logistics Inc.	1,077	126
* Bloom Energy Corp. Class A	4,367	125
Tetra Tech Inc.	899	124
* Virgin Galactic Holdings Inc.	3,332	124
Trane Technologies plc	809	124
Parker-Hannifin Corp.	431	124
Primoris Services Corp.	3,667	123
* Middleby Corp.	784	115
* Chart Industries Inc.	779	111
Booz Allen Hamilton Holding Corp. Class A	1,420	110
MKS Instruments Inc.	664	109
Xylem Inc.	1,081	108
Hillenbrand Inc.	2,278	106
Advanced Drainage Systems Inc.	918	101
* Axon Enterprise Inc.	608	101
* Mettler-Toledo International Inc.	89	99
Watsco Inc.	407	99
Regal Beloit Corp.	715	98
Quanex Building Products Corp.	3,948	96
* CryoPort Inc.	1,599	95
* NV5 Global Inc.	887	92
* Proto Labs Inc.	621	90
* Modine Manufacturing Co.	6,458	90
* Saia Inc.	443	89
* Textainer Group Holdings Ltd.	3,392	88
* WillScot Mobile Mini Holdings Corp. Class A	3,179	88
Verisk Analytics Inc. Class A	535	88
Ball Corp.	1,009	86
Old Dominion Freight Line Inc.	401	86
* Paylocity Holding Corp.	448	86
* MYR Group Inc.	1,447	85
* US Concrete Inc.	1,650	85
Costamare Inc.	8,622	83
* Atkore Inc.	1,199	81
* MasTec Inc.	932	81
Kansas City Southern	380	81
Mastercard Inc. Class A	227	80
* Lydall Inc.	2,265	79
* Dycom Industries Inc.	1,028	79
* Masonite International Corp.	707	78
* Donnelley Financial Solutions Inc.	2,906	76
* Resideo Technologies Inc.	3,031	73

	Matson Inc.	1,043	72
*,^	Workhorse Group Inc.	4,425	72
*	Tutor Perini Corp.	4,856	71
*	ShotSpotter Inc.	1,637	69
	ArcBest Corp.	1,159	68
*	Builders FirstSource Inc.	1,574	68
	Hyster-Yale Materials Handling Inc.	792	68
*	Fair Isaac Corp.	147	67
*	StoneCo Ltd. Class A	755	65
	Ryder System Inc.	949	64
	CSW Industrials Inc.	504	63
	EVERTEC Inc.	1,610	63
*,1 API Group Corp.		3,326	62
*	Cornerstone Building Brands Inc.	5,251	60
	Visa Inc. Class A	274	58
	Wabash National Corp.	3,509	58
*	Installed Building Products Inc.	527	58
	Brunswick Corp.	643	57
*	Vicor Corp.	565	56
	Altra Industrial Motion Corp.	932	54
	Cintas Corp.	162	53
*	Ducommun Inc.	936	51
	Mesa Laboratories Inc.	184	50
*	Orion Energy Systems Inc.	5,924	50
*	WESCO International Inc.	595	48
	Patrick Industries Inc.	604	48
*	Construction Partners Inc. Class A	1,590	46
*	Vivint Smart Home Inc.	2,599	44
	Franklin Electric Co. Inc.	581	44
*	Vectrus Inc.	720	39
	Cognex Corp.	462	38
	Sherwin-Williams Co.	55	37
	Exponent Inc.	379	37
	Astec Industries Inc.	537	36
*	ExOne Co.	1,028	35
*	AeroVironment Inc.	308	34
*	FTI Consulting Inc.	293	34
*	Titan Machinery Inc.	1,365	33
*	US Xpress Enterprises Inc. Class A	3,553	33
*	Teledyne Technologies Inc.	82	30
	Triton International Ltd.	519	30
*	Livent Corp.	1,564	29
	Badger Meter Inc.	264	29
*	Sterling Construction Co. Inc.	1,122	26
	CAI International Inc.	565	25
*	Zebra Technologies Corp.	46	23
*	Atlas Air Worldwide Holdings Inc.	405	22
	Jacobs Engineering Group Inc.	189	22
	Simpson Manufacturing Co. Inc.	210	20
	Louisiana-Pacific Corp.	410	19
	Marten Transport Ltd.	1,144	18
*	United Rentals Inc.	59	18
*	TriNet Group Inc.	186	15
			16,703
Real Estate (1.4%)
*	Zillow Group Inc. Class C	1,739	280
*	Redfin Corp.	2,243	170

* Zillow Group Inc. Class A	899	153
Equinix Inc.	165	107
Prologis Inc.	943	93
St. Joe Co.	1,840	93
* CoStar Group Inc.	76	63
Safehold Inc.	738	56
* Realogy Holdings Corp.	3,270	49
Community Healthcare Trust Inc.	1,018	45
SBA Communications Corp. Class A	148	38
Global Medical REIT Inc.	2,481	33
Rexford Industrial Realty Inc.	641	31
Lexington Realty Trust	2,433	26
Uniti Group Inc.	2,033	24
Terreno Realty Corp.	416	23
EastGroup Properties Inc.	169	23
QTS Realty Trust Inc. Class A	340	21
		1,328
Technology (23.6%)
NVIDIA Corp.	1,628	893
Apple Inc.	7,264	881
* Advanced Micro Devices Inc.	9,079	767
* Twilio Inc. Class A	1,919	754
* Twitter Inc.	9,457	729
* Zoom Video Communications Inc. Class A	1,895	708
* ServiceNow Inc.	1,216	649
* Micron Technology Inc.	6,869	629
QUALCOMM Inc.	4,501	613
KLA Corp.	1,686	525
Lam Research Corp.	828	470
Broadcom Inc.	989	465
* Workday Inc. Class A	1,679	412
* Synopsys Inc.	1,664	408
Applied Materials Inc.	3,384	400
* Five9 Inc.	2,010	372
* Autodesk Inc.	1,287	355
* Adobe Inc.	719	330
* Arrow Electronics Inc.	3,033	304
Texas Instruments Inc.	1,681	290
* DocuSign Inc. Class A	1,234	280
Microsoft Corp.	1,100	256
Entegris Inc.	2,244	236
* Zscaler Inc.	1,133	232
* Veritone Inc.	5,995	216
* Crowdstrike Holdings Inc. Class A	984	213
Amphenol Corp. Class A	1,677	211
* RingCentral Inc. Class A	550	208
* IAC/InterActiveCorp	825	202
Analog Devices Inc.	1,248	194
* Alphabet Inc. Class A	95	192
* Cloudflare Inc. Class A	2,551	189
Intuit Inc.	479	187
* Coupa Software Inc.	521	180
* Pinterest Inc. Class A	2,182	176
* Nuance Communications Inc.	3,927	175
* Cadence Design Systems Inc.	1,202	170
* Tyler Technologies Inc.	353	164
* Calix Inc.	3,877	153

* Appian Corp. Class A	887	152
* II-VI Inc.	1,709	144
* Sailpoint Technologies Holdings Inc.	2,532	143
Teradyne Inc.	1,099	141
* MongoDB Inc.	366	141
* Lattice Semiconductor Corp.	2,923	141
* HubSpot Inc.	271	140
* Synaptics Inc.	1,040	139
* Ultra Clean Holdings Inc.	2,955	137
* Upwork Inc.	2,513	135
* MACOM Technology Solutions Holdings Inc.	2,072	133
* GAN Ltd.	4,976	127
* Blackline Inc.	1,013	126
* Atomera Inc.	4,397	123
* Datadog Inc. Class A	1,273	121
* FormFactor Inc.	2,675	121
* Cree Inc.	1,048	119
* Avalara Inc.	754	118
* Globant SA	535	115
* Alpha & Omega Semiconductor Ltd.	3,181	112
* Okta Inc.	426	111
* ON Semiconductor Corp.	2,659	107
* Elastic NV	791	106
* Magnite Inc.	2,133	104
* AXT Inc.	7,635	99
* SPS Commerce Inc.	963	97
* Avaya Holdings Corp.	3,261	97
* Atlassian Corp. plc Class A	404	96
* MicroStrategy Inc. Class A	127	95
* Brightcove Inc.	4,297	94
* Paycom Software Inc.	246	92
Pegasystems Inc.	690	91
Vertiv Holdings Co. Class A	4,298	90
Pitney Bowes Inc.	10,258	87
* Qorvo Inc.	485	85
* Fastly Inc. Class A	1,104	81
* Varonis Systems Inc. Class B	440	81
* Cerence Inc.	721	80
* Workiva Inc. Class A	789	80
* Zendesk Inc.	541	79
* Arlo Technologies Inc.	11,351	79
* EPAM Systems Inc.	211	79
Monolithic Power Systems Inc.	210	79
* SiTime Corp.	791	77
* Sprout Social Inc. Class A	1,112	76
* Covetrus Inc.	1,997	74
* Alarm.com Holdings Inc.	841	74
Power Integrations Inc.	810	72
* Mitek Systems Inc.	4,669	71
* Domo Inc.	1,119	71
* nLight Inc.	1,870	71
Cognizant Technology Solutions Corp. Class A	969	71
* LiveRamp Holdings Inc.	1,125	71
* PAR Technology Corp.	810	70
* FireEye Inc.	3,543	68
* Unisys Corp.	2,735	67
* Rapid7 Inc.	876	67

Skyworks Solutions Inc.	375	67
* Manhattan Associates Inc.	515	63
* Agilysys Inc.	1,062	63
* Appfolio Inc.	379	62
* CEVA Inc.	1,007	62
* TechTarget Inc.	726	61
* Tenable Holdings Inc.	1,413	58
* Altair Engineering Inc. Class A	916	56
* LivePerson Inc.	855	56
* Impinj Inc.	807	52
Shutterstock Inc.	584	52
* PagerDuty Inc.	1,142	51
Universal Display Corp.	241	51
* Bandwidth Inc. Class A	315	50
* ANSYS Inc.	144	49
* Cohu Inc.	1,129	49
* Ceridian HCM Holding Inc.	526	47
* Ambarella Inc.	419	47
* IPG Photonics Corp.	205	47
Brooks Automation Inc.	530	44
* Everbridge Inc.	286	44
Simulations Plus Inc.	601	43
* Novanta Inc.	324	43
Marvell Technology Group Ltd.	885	43
* Smartsheet Inc. Class A	563	39
SYNNEX Corp.	383	34
* Q2 Holdings Inc.	273	33
* 3D Systems Corp.	896	32
* Alteryx Inc. Class A	333	32
* Diodes Inc.	402	32
* Avid Technology Inc.	1,430	28
* Match Group Inc.	165	25
* A10 Networks Inc.	2,352	22
* MaxLinear Inc.	537	21
* EverQuote Inc. Class A	404	20
* Waitr Holdings Inc.	5,756	18
* Allscripts Healthcare Solutions Inc.	1,155	18
		22,119
Telecommunications (1.7%)
* T-Mobile US Inc.	1,976	237
* Charter Communications Inc. Class A	377	231
* Roku Inc.	412	163
* Cambium Networks Corp.	3,204	135
* Liberty Broadband Corp.	839	125
Cable One Inc.	53	101
* Gogo Inc.	7,991	95
Ubiquiti Inc.	269	86
* 8x8 Inc.	2,103	72
* Plantronics Inc.	1,577	64
* Infinera Corp.	6,173	61
* Resonant Inc.	11,069	57
* Vocera Communications Inc.	1,305	56
* ORBCOMM Inc.	5,213	40
* Ribbon Communications Inc.	4,017	35
* Iridium Communications Inc.	714	27
* Lumentum Holdings Inc.	293	26

ADTRAN Inc.		1,225	21
			1,632
Utilities (0.7%)
* Sunrun Inc.		1,849	116
* Sunnova Energy International Inc.		2,429	109
AES Corp.		2,949	78
Clearway Energy Inc.		2,448	67
NextEra Energy Inc.		882	65
* Casella Waste Systems Inc. Class A		878	51
Republic Services Inc. Class A		554	49
Ormat Technologies Inc.		483	41
* Stericycle Inc.		548	36
* Evoqua Water Technologies Corp.		1,182	29
Clearway Energy Inc. Class A		837	22
			663
Total Common Stocks (Cost $69,293)			93,344
	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund (Cost $586)	0.099%	5,859	586
Total Investments (100.2%) (Cost $69,879)			93,930
Other Asset and Liabilities-Net (-0.2%)			(206)
Net Assets (100%)			93,724
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $234,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $263,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2021	15	286	8

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate po rtfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.